SHAREHOLDERS' EQUITY (Schedule of Intrinsic and Fair Values of RSU's) (Details) (USD $) - RSU's [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
The intrinsic value of RSU's exercised	$ 1,177
The original fair value of RSU's exercised	$ 994